Non-Controlling Interests	12 Months Ended
Jun. 30, 2020
Interests in other entities [Abstract]
Non-Controlling Interests
Non-Controlling Interests

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

The change in non-controlling interests is as follows:

Total
$
Balance, June 30, 2019	4,410
Change in ownership interest	(2,100)
Share of loss for the period	(26,666)
Balance, June 30, 2020	(24,356)

During the year ended June 30, 2020, the Company wound down Hempco’s operations and is currently contemplating the sale of certain property, plant and equipment.

Aurora Nordic

As of June 30, 2020, the Company held a 51% ownership interest (June 30, 2019 - 51%) in Aurora Nordic, located in Odense, Denmark. The following table presents the summarized financial information for Aurora Nordic before intercompany eliminations.

June 30, 2020
$
Current assets	5,947
Non-current assets	21,171
Current liabilities	3,067
Non-current liabilities	80,590
Revenue for the year ended	171
Net loss for the year ended	(54,421)

Hempco

Hempco is a producer of industrial hemp products and is developing hemp foods, hemp fiber and hemp nutraceuticals in Canada. Aurora initially acquired a 22.3% ownership interest in Hempco by subscribing to its private placement of 10,558,676 units at $0.3075 per unit for gross proceeds of $3.2 million. On March 22, 2018 and May 7, 2018, the Company increased its ownership in Hempco to 35.1% and 52.3%, respectively, through the exercise of 10,558,676 share purchase warrants at $0.41 for a cost of $4.3 million, and the exercise of its call option to purchase 10,754,942 shares from the two founders at $0.40 per share for a cost $4.3 million, respectively.

On August 19, 2019, the Company completed the acquisition of the remaining common shares of Hempco not previously owned by Aurora. The Company issued a total of 217,554 shares and reserved 20,217 of shares issuable upon the potential exercise of certain outstanding Hempco stock options. As Aurora previously controlled Hempco with a 51%ownership interest, the transaction resulted in a change to Aurora’s ownership stake and was accounted for as an equity transaction. The $18.3 million difference between the $2.1 million in NCI interest and the $20.4 million fair value of consideration paid was recognized directly in deficit. Prior to the acquisition of the remaining ownership interest, Hempco was listed on the TSX Venture Exchange.